SUPPLEMENT TO
FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, AND FIDELITY UNITED
KINGDOM FUND
FUNDS OF FIDELITY INVESTMENT TRUST
DECEMBER 29, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 28.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28.

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE


Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Aggregate Compensation from
Advisory Board               France FundB                 Germany FundB                United Kingdom FundB

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 4                          $ 8                          $ 2

Phyllis Burke Davis          $ 4                          $ 7                          $ 2

Robert M. Gates              $ 4                          $ 8                          $ 2

E. Bradley Jones***          $ 4                          $ 8                          $ 2

Donald J. Kirk               $ 4                          $ 8                          $ 2

Ned C. Lautenbach****        $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 4                          $ 8                          $ 2

Gerald C. McDonough          $ 5                          $ 9                          $ 3

Marvin L. Mann               $ 4                          $ 8                          $ 2

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 4                          $ 8                          $ 2



Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones***          $ 222,000

Donald J. Kirk               $ 226,500

Ned C. Lautenbach****        $ 0

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Jones served on the Board of Trustees through December 31,
1999.

**** During the period from October 14, 1999 through December 31,
1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000. Mr. Lautenbach serves as a Member of the Board of Trustees.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash.

SUPPLEMENT TO FIDELITY'S BROADLY DIVERSIFIED
INTERNATIONAL EQUITY FUNDS
FIDELITY INTERNATIONAL GROWTH & INCOME FUND,
FIDELITY DIVERSIFIED INTERNATIONAL FUND,
FIDELITY INTERNATIONAL VALUE FUND,
FIDELITY OVERSEAS FUND AND FIDELITY WORLDWIDE FUND
FUNDS OF FIDELITY INVESTMENT TRUST
DECEMBER 29, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 34.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 34.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 34.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary  Burkhead**  Ralph F. Cox
FUND

Global BalancedB                $ 0                     $ 0                    $ 0                  $ 29

International Growth & IncomeB  $ 0                     $ 0                    $ 0                  $ 260

Diversified InternationalB      $ 0                     $ 0                    $ 0                  $ 725

International ValueB            $ 0                     $ 0                    $ 0                  $ 128

OverseasB,C,D                   $ 0                     $ 0                    $ 0                  $ 1,151

WorldwideB                      $ 0                     $ 0                    $ 0                  $ 286

TOTAL COMPENSATION FROM THE     $ 0                     $ 0                     $ 0                 $ 223,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                    Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones***  Donald J. Kirk  Ned C. Lautenbach***
FUND

Global BalancedB          $ 28                 $ 29              $ 29                 $ 28            $ 2

International Growth &
IncomeB                   $ 249                $ 258             $ 258                $ 256           $ 23

Diversified InternationalB $ 697               $ 721             $ 721                $ 716           $ 76

International ValueB      $ 123                $ 127             $ 127                $ 126           $ 11

OverseasB,C,D             $ 1,104              $ 1,142           $ 1,142              $ 1,134         $ 99

WorldwideB                $ 275                $ 284             $ 284                $ 282           $ 22

TOTAL COMPENSATION FROM
THE                       $220,500             $223,500          $222,000             $226,500        $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM
A                            Peter S. Lynch **  William O. McCoy  Gerald C. McDonough  Marvin L. Mann  Robert C.  Pozen **
FUND

Global BalancedB             $ 0                $ 29              $ 35                 $ 29            $ 0

International Growth &
IncomeB                      $ 0                $ 258             $ 319                $ 258           $ 0

Diversified InternationalB   $ 0                $ 721             $ 893                $ 721           $ 0

International ValueB         $ 0                $ 127             $ 157                $ 127           $ 0

OverseasB,C,D                $ 0                $ 1,142           $ 1,413              $ 1,142         $ 0

WorldwideB                   $ 0                $ 284             $ 351                $ 284           $ 0

TOTAL COMPENSATION FROM THE  $ 0                $223,500          $273,500             $220,500        $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   Thomas R. Williams
FUND

Global BalancedB                $ 28

International Growth & IncomeB  $ 253

Diversified InternationalB      $ 706

International ValueB            $ 125

OverseasB,C,D                   $ 1,119

WorldwideB                      $ 279

TOTAL COMPENSATION FROM THE     $223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.


SUPPLEMENT TO
FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE
FUND,
FIDELITY EUROPE CAPITAL APPRECIATION FUND,
FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND,
FIDELITY JAPAN SMALLER COMPANIES FUND (FORMERLY FIDELITY JAPAN SMALL COMPANIES FUND),
FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, AND
FIDELITY SOUTHEAST ASIA FUND
FUNDS OF FIDELITY INVESTMENT TRUST
DECEMBER 29, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 47.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1999, or calendar year ended December 31, 1998, as applicable.

   COMPENSATION TABLE


AGGREGATE COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary  Burkhead**  Ralph  F. Cox
FUND

Canada Fund B                   $ 0                     $ 0                    $ 0                  $ 14

Emerging Markets Fund B         $ 0                     $ 0                    $ 0                  $ 96

Europe Fund B                   $ 0                     $ 0                    $ 0                  $ 445

Europe Capital Appreciation     $ 0                     $ 0                    $ 0                  $ 176
Fund B

Hong Kong and China Fund B      $ 0                     $ 0                    $ 0                  $ 43

Japan Fund B                    $ 0                     $ 0                    $ 0                  $ 116

Japan Smaller Companies Fund B  $ 0                     $ 0                    $ 0                  $ 147

Latin America FundB             $ 0                     $ 0                    $ 0                  $ 98

Nordic Fund B                   $ 0                     $ 0                    $ 0                  $ 31

Pacific Basin Fund B            $ 0                     $ 0                    $ 0                  $ 91

Southeast Asia Fund B           $ 0                     $ 0                    $ 0                  $ 83

TOTAL COMPENSATION FROM THE     $ 0                     $ 0                     $ 0                 $223,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM A   Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones ***  Donald J. Kirk
FUND

Canada Fund B                   $ 13                 $ 14              $ 13                  $ 13

Emerging Markets Fund B         $ 93                 $ 96              $ 96                  $ 95

Europe Fund B                   $ 427                $ 441             $ 441                 $ 438

Europe Capital Appreciation     $ 169                $ 174             $ 174                 $ 173
Fund B

Hong Kong and China Fund B      $ 41                 $ 43              $ 43                  $ 42

Japan Fund B                    $ 112                $ 116             $ 116                 $ 115

Japan Smaller Companies Fund B  $ 142                $ 146             $ 147                 $ 146

Latin America FundB             $ 94                 $ 97              $ 97                  $ 97

Nordic Fund B                   $ 30                 $ 31              $ 31                  $ 31

Pacific Basin Fund B            $ 88                 $ 91              $ 90                  $ 90

Southeast Asia Fund B           $ 80                 $ 83              $ 82                  $ 82

TOTAL COMPENSATION FROM THE     $220,500             $ 223,500         $222,000              $226,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                   Ned C. Lautenbach ****  Peter S. Lynch **  William O. McCoy  Gerald C. McDonough  Marvin L.  Mann
FUND

Canada Fund B            $ 1                     $ 0                $ 14              $ 17                 $ 14

Emerging Markets Fund B  $ 10                    $ 0                $ 96              $ 119                $ 96

Europe Fund B            $ 31                    $ 0                $ 441             $ 545                $ 441

Europe Capital
Appreciation             $ 11                    $ 0                $ 174             $ 215                $ 174
Fund B

Hong Kong and China
Fund B                   $ 4                     $ 0                $ 43              $ 53                 $ 43

Japan Fund B             $ 18                    $ 0                $ 116             $ 144                $ 116

Japan Smaller Companies
Fund B                   $ 40                    $ 0                $ 146             $ 184                $ 146

Latin America FundB      $ 7                     $ 0                $ 97              $ 120                $ 97

Nordic Fund B            $ 2                     $ 0                $ 31              $ 38                 $ 31

Pacific Basin Fund B     $ 14                    $ 0                $ 91              $ 113                $ 91

Southeast Asia Fund B    $ 9                     $ 0                $ 83              $ 103                $ 83

TOTAL COMPENSATION
FROM THE                 $ 0                     $ 0                $ 223,500         $ 273,500            $220,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   Robert C.  Pozen **  Thomas R. Williams
FUND

Canada Fund B                   $ 0                  $ 13

Emerging Markets Fund B         $ 0                  $ 94

Europe Fund B                   $ 0                  $ 433

Europe Capital Appreciation     $ 0                  $ 171
Fund B

Hong Kong and China Fund B      $ 0                  $ 42

Japan Fund B                    $ 0                  $ 114

Japan Smaller Companies Fund B  $ 0                  $ 143

Latin America FundB             $ 0                  $ 95

Nordic Fund B                   $ 0                  $ 30

Pacific Basin Fund B            $ 0                  $ 89

Southeast Asia Fund B           $ 0                  $ 81

TOTAL COMPENSATION FROM THE     $ 0                  $223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Jones served on the Board of Trustees through December 31,
1999.

**** During the period from October 14, 1999 through December 31,
1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.
B Compensation figures include cash.